Subsequent Events	12 Months Ended
Jun. 30, 2012
Subsequent Events

NOTE 15—SUBSEQUENT EVENTS

Loan and Security Agreement

On August 7, 2012, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with U.S. Bank, as syndication agent, and East West Bank, as administrative agent. The Loan Agreement replaces the EWB Loan Agreement as discussed in Note 8. The Loan Agreement provides for (i) a $50.0 million revolving credit facility, with a $5.0 million sublimit for the issuance of letters of credit and a $5.0 million sublimit for the making of swingline loan advances (the “Revolving Credit Facility”), and (ii) a $50.0 million term loan facility (the “Term Loan Facility”). The Company may request borrowings under the Revolving Credit Facility until August 7, 2015. On August 7, 2012, the Company borrowed an additional $20.8 million of term loans under the Term Loan Facility.

The loans bear interest, at the Company’s option, at the base rate plus a spread of 1.25% to 1.75% or an adjusted LIBOR rate (based, at the Company’s election, on a period of 30, 60, or 90 days) plus a spread of 2.25% to 2.75%, in each case with such spread being determined based on the debt service coverage ratio for the last fiscal quarter. The base rate means the highest of East West Bank’s prime rate, the federal funds rate plus a margin equal to 0.50%, or the adjusted LIBOR rate for a period of 30, 60, or 90 days plus a margin equal to 1.00%. The Company is also obligated to pay other customary closing fees, arrangement fees, administration fees, commitment fees and letter of credit fees for a credit facility of this size and type.

Interest is due and payable in arrears monthly in the case of loans bearing interest at the base rate and at the end of an interest period (or quarterly in the case of loans with interest periods greater than three months) in the case of loans bearing interest at the adjusted LIBOR rate. Principal payments under the Term Loan Facility will be made in quarterly installments, each such quarterly installment shall be equal to $1.25 million until August 7, 2014, then equal to $1.875 million until August 7, 2015, and then equal to $2.5 million until August 7, 2017, subject to adjustment as a result of any prepayments, with the remaining outstanding principal balance and all accrued and unpaid interest due on August 7, 2017. All outstanding loans under the Revolving Credit Facility, together with all accrued and unpaid interest, are due on August 7, 2015.

The Company may prepay the loans, in whole or in part, at any time without premium or penalty, subject to certain conditions including minimum amounts and reimbursement of certain costs in the case of prepayments of LIBOR loans. In addition, the Company is required to prepay the loan under the Term Loan Facility with the proceeds from certain financing transactions or asset sales (subject, in the case of asset sales, to reinvestment rights) and with 25.0% of the Company’s excess cash flow, as determined after each fiscal year and in accordance with the Loan Agreement, provided that the Company shall not be required to prepay the loan out of its excess cash flow if its leverage ratio is greater than 1.50:1.00 on the last day of such fiscal year.

All of the obligations under the Loan Agreement are secured by substantially all of the Company’s assets, including all of the capital stock of the Company’s future domestic subsidiaries and 65% of the capital stock of the Company’s existing and future foreign subsidiaries, but excluding the Company’s intellectual property. All of the Company’s future domestic subsidiaries are required to guaranty the obligations under the Loan Agreement. Such guarantees by future subsidiaries will be secured by substantially all of the property of such subsidiaries, excluding intellectual property.

The Loan Agreement contains customary affirmative and negative covenants, including covenants that limit or restrict the Company and its subsidiaries’ ability to, among other things, incur indebtedness, grant liens, merge or consolidate, dispose of assets, pay dividends or make distributions, make investments, make acquisitions, prepay certain indebtedness, change the nature of its business, enter into certain transactions with affiliates, enter into restrictive agreements, and make capital expenditures, in each case subject to customary exceptions for a credit facility of this size and type. The Company is also required to maintain compliance with a debt service coverage ratio, a leverage ratio, and a minimum level of liquidity.

The Loan Agreement includes customary events of default that, include among other things, non-payment defaults, defaults due to the inaccuracy of representations and warranties, covenant defaults, cross default to material indebtedness, bankruptcy and insolvency defaults, material judgment defaults, defaults due to the unenforceability of a guaranty, and defaults due to circumstances that have or could have a material adverse effect. The occurrence of an event of default could result in the acceleration of the obligations under the Loan Agreement. During the existence of an event of default, interest on the obligations under the Loan Agreement could be increased by 2.00% above the otherwise applicable interest rate.

Common Stock Repurchase

On August 9, 2012, the Company announced that its Board of Directors authorized the Company to repurchase up to $100 million of its common stock. The share repurchase program commenced Monday, August 13, 2012. The share repurchase program will be funded from existing cash on hand and from the proceeds from the Loan Agreement as discussed above. Through September 21, 2012, the Company had repurchased 3,101,214 shares of its outstanding common stock at an average price of $9.79 per share for a total cost of $30.4 million.

Shareholder Class Action Lawsuits

Beginning on September 7, 2012, two purported shareholder class action complaints were filed against the Company, certain of its officers and directors and the underwriters of the Company’s initial public offering in the United States District Court for the Northern District of California. The complaints purport to bring claims under the Securities Act of 1933, the Securities Exchange Act of 1934 and SEC Rule 10b-5 on behalf a class of purchasers of the Company’s common stock from October 14, 2011 through August 9, 2012 and/or who acquired the Company’s stock pursuant to or traceable to the registration statement for the IPO. The complaints seek, among other things, compensatory damages, rescission, and attorneys’ fees and costs.

The Company believes that the allegations in the complaints are without merit and intend to vigorously contest the litigation. However, there can be no assurance that the Company will be successful in its defense and the Company cannot currently estimate a range of possible losses it may experience in connection with this litigation.